Document and Entity Information	Dec. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 11, 2024
Entity Registrant Name	ACADIA PHARMACEUTICALS INC
Entity Incorporation State Country Code	DE
Entity File Number	000-50768
Entity Tax Identification Number	06-1376651
Entity Address Address Line 1	12830 El Camino Real
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92130
City Area Code	858
Local Phone Number	558-2871
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ACAD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001070494